Average Annual Total Returns{- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund Retail PRO-07 - Fidelity International Value Fund	Fidelity International Value Fund Return Before Taxes Past 1 year	Fidelity International Value Fund Return Before Taxes Past 5 years	Fidelity International Value Fund Return Before Taxes Past 10 years	Fidelity International Value Fund After Taxes on Distributions Past 1 year	Fidelity International Value Fund After Taxes on Distributions Past 5 years	Fidelity International Value Fund After Taxes on Distributions Past 10 years	Fidelity International Value Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Value Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Value Fund After Taxes on Distributions and Sales Past 10 years	MS158 Past 1 year	MS158 Past 5 years	MS158 Past 10 years
Total	3.34%	3.70%	3.20%	3.05%	3.20%	2.67%	2.41%	2.94%	2.56%	(2.41%)	4.47%	3.58%